FINANCIAL INSTRUMENTS - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Details) - Designated as Hedging Instrument - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cross Currency Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Amount of gain/ (loss) recognized in OCI on derivative (effective portion)	$ 0	$ 4,116	$ (4,933)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Amount of gain/ (loss) recognized in OCI on derivative (effective portion)	$ 94	$ 147	$ (174)